Shareholders' equity and share-based payments - Share cancellation (Details) - Treasury shares - shares	Feb. 06, 2024	Sep. 21, 2023	Feb. 07, 2023	May 25, 2022	Feb. 09, 2022
Shareholders' equity
Number of shares bought back and cancelled for the purpose of the shareholder's policy	25,405,361	86,012,344	128,869,261		30,665,526
Percentage of the share capital cancelled	1.05%	3.44%	4.92%		1.16%
Limit of authorization for cancellation of shares, as percentage of capital				10.00%
Period of authorization for share cancellation				24 months